Annual Total Returns- Vanguard Mid-Cap Index Fund (ETF) [BarChart] - ETF - Vanguard Mid-Cap Index Fund - ETF Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.96%)	15.98%	35.15%	13.76%	(1.34%)	11.23%	19.25%	(9.21%)	31.04%	18.22%